Other Assets	6 Months Ended
Jun. 30, 2024
Other Assets
Other Assets

Note 9 - Other Assets

Other assets comprised the following:

	At June 30,	At December 31,
	2024	2023
Deposits related to CRA audits	$44.7	$27.7
Energy well equipment, net	5.7	5.8
Right-of-use assets, net	0.3	0.6
Debt issue costs	1.7	1.1
Furniture and fixtures, net	0.3	0.2
	$52.7	$35.4

Deposits related to CRA audits represent cash on deposit with CRA in connection with the Transfer Pricing Reassessments, as referenced in Note 23. During the six months ended June 30, 2024, the Company posted an additional cash deposit in the amount of $18.2 million (C$24.5 million).